UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003
Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
				  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Massachusetts Institute of Technology
Address: 238 Main Street, Suite 200
	 Cambridge, MA 02142-1012

Form 13F File Number: 28-1002

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it isunderstood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Seth Alexander
Title: President MITIMco
Phone: 617-253-4900

Signature, Place, and Date of Signing:

Seth Alexander	Cambridge, Massachusetts	June 10, 2011
[Signature] 	[City, State] 			[Date]

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE
[If there are no entries in this list, omit this section.]


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 51
Form 13F Information Table Value Total: 42655
					(thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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F0RM13F INFORMATION TABLE

                                TITLE OF               VALUE    SHRS/    SH/    PUT/  INVESTMENT OTHER      VOTING AUTHORITY
NAME OF ISSUER                  CLASS   CUSIP          (X$1000) PRN AMT  PRN    CALL  DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------------      ------- ----------     -------  -------  ------ ----  ---------  --------- -----  ------ -------
AMERICAN INTL GROUP INC        	COM 	026874107      19367	335650	 SH 	      SOLE 	   	   335650
AMERICAN SUPERCONDUCTOR CORP   	COM 	030111108      795	76957	 SH 	      SOLE 	   	   76957
ANALOG DEVICES INC             	COM 	032654105      823	21652	 SH 	      SOLE 	   	   21652
AUTOMATIC DATA PROCESSING INC  	COM 	053015103      473	13200	 SH 	      SOLE 	   	   13200
BANK AMER CORP                 	COM 	060505104      242	3100	 SH 	      SOLE 	   	   3100
BRISTOL MYERS SQUIBB CO        	COM 	110122108      282	11000	 SH 	      SOLE 	   	   11000
CERAGON NETWORKS LTD           	COM 	M22013102      429	95549	 SH 	      SOLE 	   	   95549
CHEVRONTEXACO CORP             	COM 	166764100      261	3650	 SH 	      SOLE 	   	   3650
CINERGY CORP                   	COM 	172474108      409	11150	 SH 	      SOLE 	   	   11150
CISCO SYS INC                  	COM 	17275R102      650	33250	 SH 	      SOLE 	   	   33250
CITIGROUP INC                  	COM 	172967101      925	20316	 SH 	      SOLE 	   	   20316
COCA COLA CO                   	COM 	191216100      211	4900	 SH 	      SOLE 	   	   4900
DELL INC                       	COM 	24702R101      264	7900	 SH 	      SOLE 	   	   7900
DISNEY WALT CO                 	COM 	254687106      253	12564	 SH 	      SOLE 	   	   12564
DU PONT E I DE NEMOURS + CO    	COM 	263534109      264	6600	 SH 	      SOLE 	   	   6600
EMERSON ELEC CO                	COM 	291011104      368	7000	 SH 	      SOLE 	   	   7000
EXACT SCIENCES CORP            	COM 	30063P105      1362	100880	 SH 	      SOLE 	   	   100880
EXPONENT INC                   	COM 	30214U102      613	35263	 SH 	      SOLE 	   	   35263
EXXON MOBIL CORP               	COM 	30231G102      541	14780	 SH 	      SOLE 	   	   14780
FEDERAL NATL MTG ASSN          	COM 	313586109      421	6000	 SH 	      SOLE 	   	   6000
FPL GROUP INC                  	COM 	302571104      657	10400	 SH 	      SOLE 	   	   10400
FREEPORT MCMORAN COPPER + GOLD 	COM 	35671D857      222	6700	 SH 	      SOLE 	   	   6700
GANNETT INC                    	COM 	364730101      624	8050	 SH 	      SOLE 	    	   8050
GAP INC                        	COM 	364760108      180	10525	 SH 	      SOLE 	   	   10525
GENERAL ELEC CO                	COM 	369604103      830	27850	 SH 	      SOLE 	   	   27850
GENERAL MLS INC                	COM 	370334104      245	5200	 SH 	      SOLE 	   	   5200
GILLETTE CO                    	COM 	375766102      365	11400	 SH 	      SOLE 	   	   11400
GOLDEN WEST FINL CORP DEL      	COM 	381317106      358	4000	 SH 	      SOLE 	   	   4000
HOME DEPOT INC                 	COM 	437076102      421	13230	 SH 	      SOLE 	   	   13230
INTEL CORP                     	COM 	458140100      620	22530	 SH 	      SOLE 	   	   22530
INTERNATIONAL BUSINESS MACHS   	COM 	459200101      764	8650	 SH 	      SOLE 	   	   8650
INTERNATIONAL PAPER CO         	COM 	460146103      265	6800	 SH 	      SOLE 	   	   6800
JOHNSON + JOHNSON              	COM 	478160104      589	11900	 SH 	      SOLE 	   	   11900
LUCENT TECHNOLOGIES INC        	COM 	549463107      323	149787	 SH 	      SOLE 	   	   149787
MARSH + MCLENNAN COS INC       	COM 	571748102      452	9500	 SH 	      SOLE 	   	   9500
MCKESSON CORP                  	COM 	58155Q103      366	11000	 SH 	      SOLE 	   	   11000
MICROSOFT CORP                 	COM 	594918104      903	32477	 SH 	      SOLE 	   	   32477
NORTHROP GRUMMAN CORP          	COM 	666807102      321	3725	 SH 	      SOLE 	   	   3725
OMNICOM GROUP                  	COM 	681919106      223	3100	 SH 	      SOLE 	   	   3100
PEPSICO INC                    	COM 	713448108      618	13475	 SH 	      SOLE 	   	   13475
PFIZER INC                     	COM 	717081103      282	9275	 SH 	      SOLE 	   	   9275
PROCTER + GAMBLE CO            	COM 	742718109      381	4100	 SH 	      SOLE 	    	   4100
SBC COMMUNICATIONS INC         	COM 	78387G103      309	13900	 SH 	      SOLE 	   	   13900
STATE STREET CORPORATION       	COM 	857477103      647	14370	 SH 	      SOLE 	   	   14370
TEXAS INSTRS INC               	COM 	882508104      245	10750	 SH 	      SOLE 	   	   10750
TEXTRON INC                    	COM 	883203101      316	8000	 SH 	      SOLE 	   	   8000
TULARIK INC                    	COM 	899165104      496	50260	 SH 	      SOLE 	   	   50260
VA SOFTWARE CORP               	COM 	91819B105      185	45017	 SH 	      SOLE 	   	   45017
WAL MART STORES INC            	COM 	931142103      426	7625	 SH 	      SOLE 	   	   7625
WYETH                          	COM 	983024100      689	14950	 SH 	      SOLE 	   	   14950
3M CO                          	COM 	88579Y101      380	5500	 SH 	      SOLE 	   	   5500

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